INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

17. INCOME TAX EXPENSES

Caymans and BVIs

The Company and its subsidiary, JE Cleantech International Ltd. are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and JE Cleantech International Ltd. do not accrue for income taxes.

Singapore

The Company’s subsidiary, JCS-Echigo Pte. Ltd. and Hygieia Warewashing Pte. Ltd are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2021: 17%).

The income tax provision consists of the following components:

	For the years ended December 31,
	2020	2021	2022
	SGD’000	SGD’000	SGD’000
Income tax:
Current year	500	-	289
Under provision of prior years	34	37	-
Current Income Tax Expense Benefit	534	37	289
Deferred tax:
Current year	84	(37)	(61)
Under provision of prior years	-	-	7
Deferred Income Tax Expense Benefit	84	(37)	(54)
Income Tax Expense (Benefit)	618	-	235

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2021: 17%) to profit before income tax as a result of the following differences:

	For the years ended December 31,
	2020	2021	2022
	SGD’000	SGD’000	SGD’000
Income before tax expenses:	2,345	2	1,427

Tax at the domestic income tax rate	399	1	243
Tax effect of expenses that are not deductible in determining taxable profit	391	6	27
Under provision in prior years	34	37	7
Tax effect of non-taxable incomes	(98)	(44)	(42)
Tax incentives	(110)	-	-
Others	2	-	-

Income Tax Expense (Benefit)	618	-	235

As of December 31, 2022 and 2021, the one of the Company’s subsidiaries in Singapore, namely Hygieia Warewashing Pte Ltd had net operating loss carryforwards of approximately SGD147,000 and SGD751,000, respectively. As of December 31, 2022 and 2021, deferred tax assets from the net operating loss carryforwards amounted to SGD25,000 and SGD163,000, respectively, and the Company has provided a valuation allowance as it has concluded that it is more likely than not that these net operating losses would not be utilized in the future.